Investment in Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Investment in Unconsolidated Joint Ventures
Investment in Unconsolidated Joint Ventures

Investment Summary

The following table summarizes the Company's investments in unconsolidated joint ventures:

			Ownership Interest		Investment at
	Date of	Date of	December 31,		December 31,
Joint Venture	Investment	Redemption	2011	2010	2011	2010
MS Inland Fund, LLC (a)	4/27/2007	N/A	20.0%	20.0%	$9,246	$9,884
Hampton Retail Colorado, L.L.C. (b)	8/31/2007	N/A	95.9%	95.8%	1,124	4,059
RC Inland L.P. (c)	9/30/2010	N/A	20.0%	20.0%	53,800	12,292
Oak Property and Casualty LLC (d)	10/1/2006	N/A	25.0%	25.0%	8,759	7,230
Britomart (e)	12/15/2011	N/A	15.0%	N/A	8,239	—
					$81,168	$33,465

(a)
The MS Inland Fund, LLC (MS Inland) joint venture was formed with a large state pension fund; the Company is the managing member of the venture and earns fees for providing property management, acquisition and leasing services.

(b)
The ownership percentage in Hampton Retail Colorado, L.L.C., or Hampton, is based upon the Company's pro rata capital contributions to date. Subject to the maximum capital contributions specified within the organization documents, the Company's ownership percentage could increase to 96.3%.

(c)
The joint venture was formed with a wholly-owned subsidiary of RioCan Real Estate Investment Trust (RioCan), a REIT based in Canada. The initial investment in 2010 included eight grocery and necessity-based-anchored shopping centers located in Texas. RioCan contributed cash for an 80% interest in the venture and the Company contributed a 20% interest in the properties. For properties contributed to the venture by the Company, the joint venture has acquired an 80% interest from the Company in exchange for cash. Such transactions were accounted for as partial sales by the Company. Certain of the properties contained earnout provisions which, when met, resulted or could result in additional sales proceeds to the Company. The Company is the general partner of the joint venture and earns fees for providing property management, asset management and other customary services.

(d)
Effective December 1, 2010, it was determined that the Company was no longer the primary beneficiary of Oak Property and Casualty LLC (Oak Property and Casualty), or the Captive. Since such date, Oak Property & Casualty has been accounted for as an equity method investment by the Company. Refer to Note 1 for further information.

(e)
In a non-cash transaction on December 15, 2011, the Company, through a consolidated limited liability company joint venture, contributed an $8,239 note receivable to two joint ventures under common control (collectively referred to as Britomart) in return for a 15% noncontrolling ownership interest. The Company and its consolidated joint venture do not have any management responsibilities with respect to Britomart, which as of December 31, 2011 owns one vacant land parcel and one single-tenant office building in Auckland, New Zealand.

Pursuant to the terms and conditions of the organizational documents of the Company's consolidated joint venture, the noncontrolling interest holder's ownership interest was redeemed in full effective February 15, 2012. Such redemption was settled on February 15, 2012 by transferring the Company's entire interest in Britomart to the partner in the Company's consolidated joint venture.

The Company has the ability to exercise significant influence, but does not have the financial or operating control over these investments, and as a result the Company accounts for these investments pursuant to the equity method of accounting. Under the equity method of accounting, the net equity investment of the Company is reflected in the accompanying consolidated balance sheets and the accompanying consolidated statements of operations and other comprehensive loss includes the Company's share of net income or loss from each unconsolidated joint venture. Distributions from these investments that are related to income from operations are included as operating activities and distributions that are related to capital transactions are included in investing activities in the Company's consolidated statements of cash flows.

Profits, Losses and Capital Activity

The following table summarizes the Company's share of net income (loss) as well as net cash distribution from (contributions to) each unconsolidated joint venture for the years ended December 31, 2011, 2010 and 2009:

	The Company's Share of Net Income (Loss) For Years Ended December 31,			Net Cash Distributions from / (Contributions to) Joint Ventures For Years Ended December 31,			Fees Earned by the Company For Years Ended December 31,
Joint Venture	2011	2010	2009	2011	2010	2009	2011	2010	2009
MS Inland	$(463)	$1,339	$1,699	$497	$68,838	$4,209	$862	$1,155	$1,193
Hampton (a)	(3,649)	819	(13,282)	(756)	(1,384)	(2,912)	3	91	112
RioCan	(1,412)	(365)	—	(32,344)	(82)	—	954	125	—
Oak Property and Casualty (b)	(1,117)	(45)	—	(2,646)	—	—	—	—	—
Britomart (c)	—	—	—	—	—	—	—	—	—
	$(6,641)	$1,748	$(11,583)	$(35,249)	$67,372	$1,297	$1,819	$1,371	$1,305

(a)
During the years ended December 31, 2011 and December 31 2009, Hampton determined that the carrying value of certain of its assets was not recoverable and, accordingly, recorded impairment charges in the amounts of $4,128, of which the Company's share was $3,956, and $9,411, of which the Company's share was $9,062, respectively. There were no impairment charges recorded during the year ended December 31, 2010. The joint ventures' estimates of fair value relating to these impairment assessments were based upon estimated contract prices.

(b)	The deconsolidation of Oak Property and Casualty in December 2010 and concurrent commencement of equity method accounting was treated as a non-cash contribution.

(c)	As discussed above, the Company's contribution to Britomart on December 15, 2011, was a non-cash transaction.
In addition to the Company's share of net income (loss) for each unconsolidated joint venture, amortization of basis differences resulting from the Company's previous contributions of investment properties to its unconsolidated joint ventures is recorded within “Equity in (loss) income of unconsolidated joint ventures, net” in the consolidated statements of operations and other comprehensive loss. Such basis differences resulted from the differences between the historical cost net book values and fair values of the contributed properties and are amortized over the depreciable lives of the joint ventures' property assets. The Company recorded amortization of $204, $277 and $284 during the years ended December 31, 2011, 2010 and 2009, respectively.

Property Acquisitions and Dispositions

The following table summarizes the acquisition activity during 2011 for the Company's unconsolidated joint ventures:

Joint Venture	Date	Square Footage	Property Type	Location	Purchase Price	Pro Rata Contribution (a)
RioCan	December 2, 2011	465,400	Multi-tenant retail	San Antonio, Texas	$92,202	$18,336
RioCan	October 11, 2011	486,900	Multi-tenant retail	Cedar Park, Texas	97,605	8,707
RioCan	July 1, 2011	107,600	Multi-tenant retail	Houston, Texas	35,000	3,201
RioCan	May 20, 2011	124,900	Multi-tenant retail	Temple, Texas	21,239	1,929
		1,184,800			$246,046	$32,173

(a)	Amount represents the Company's contribution of its proportionate share of the acquisition price net of customary prorations and mortgage proceeds, if applicable.

In addition, on August 22, 2011, the Company closed on the partial sale of a property to the RioCan joint venture with terms substantially consistent with the eight 2010 partial sales. The sales price of the property, a 654,200 square foot multi-tenant retail property in Austin, Texas, was $110,799, which resulted in a net loss of $3,047, net proceeds of $39,935 and the venture assuming the $60,000 of related debt. Such transaction did not qualify as a discontinued operation within the Company's consolidated statements of operations and other comprehensive loss as a result of the Company's 20% ownership interest in the RioCan joint venture.

During the year ended December 31, 2011, Hampton separately sold two investment properties consisting of an aggregate 93,100 square feet. The combined sales price, repayment of debt and loss on sale were $2,300, $2,300 and $29, respectively. As of December 31, 2011, there were four properties remaining in the Hampton joint venture. All other properties from the original portfolio of nine single-user retail properties and eight leasehold assets have been disposed of primarily through sales and assignment.
The Company's investments in unconsolidated joint ventures are reviewed for potential impairment, in addition to impairment evaluations of the individual assets underlying these investments, whenever events or changes in circumstances warrant such an evaluation. To determine whether impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until the carrying value is fully recovered. As a result, the carrying value of its investment in the unconsolidated joint ventures was determined to be fully recoverable as of December 31, 2011 and 2010.